Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

12. SUBSEQUENT EVENTS

March 14, 2020, the Company entered into a medical advisory board agreement and agreed to issue $50,000 of common stock calculated as follows on the last day of the quarter in which they were earned, the lessor of (i) 357,143 shares of common stock or (ii) shares of common stock equal to $12,500 divided by the closing price of the Company’s common stock on the last day of the quarter.

On April 6, 2020, the Company entered into a license and development agreement to become an authorized independent reseller of the MyLifeID Pocket Cloud device for a term of three years.

On May 6, 2020, the Company entered into an exchange agreement in which Psychedelitech, Inc. (“PsyTech”). Upon consummation of the exchange agreement, PsyTech will become a wholly owned subsidiary of the Company. In accordance with the exchange, following the initial closing Ehave will hold 51% of the PsyTech common stock and PsyTech shareholders will hold 24% of the issued and outstanding Ehave common stock. The initial closing will take place upon the completion of certain customary closing conditions. The final closing will take place when the Company provides funding for the third and fourth PsyTech conferences in the amount up to $250,000, in the aggregate. Upon final closing, the Company will distribute 24,397,362 shares to the PsyTech shareholders who will then control 49% of the Company. The Company has agreed to issue additional earn out shares upon the achievement of certain milestones. The shares issuances are subject to adjustment to achieve certain allocations intended by the parties.

The Company issued the following convertible promissory notes subsequent to year end:

Subsequent to year end, the Company issued a convertible promissory to a related party in the principal amount of $180,000 including $18,000 of original issue discount and 18,000 warrants with an exercise price of $0.01 per share. The term of the notes is 18 months and carry an effective interest rate of 10.00%. The convertible promissory note is convertible into shares of common stock at $0.01 per share.

Subsequent to year end, the Company issued convertible promissory in the principal amount of $418,000, in the aggregate, including $38,000 of original issue discount, in the aggregate, and 38,000 warrants, in the aggregate, with an exercise price of $0.01 per share. The term of the notes is 18 months and carry an effective interest rate of 9.09%